Capital Ratios	12 Months Ended
Dec. 31, 2014
Capital [Abstract]
Capital Ratios
Capital Ratios
At December 31, 2014 and 2013, the Corporation and PNB had Tier 1, total risk-based capital and leverage ratios which were well above the required minimum levels of 4.00%, 8.00% and 4.00%.

The following table indicates the capital ratios for Park and PNB at December 31, 2014 and December 31, 2013.

	2014			2013
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	10.13%	11.74%	6.96%	10.01%	11.78%	7.10%
Park	13.39%	15.14%	9.25%	13.27%	15.91%	9.48%

Failure to meet the minimum requirements above could cause the FRB to take action. PNB is also subject to the capital requirements of its primary regulator, the OCC. As of December 31, 2014 and 2013, Park and PNB were well-capitalized and met all capital requirements to which each was then subject. There are no conditions or events since PNB's most recent regulatory report filings, that management believes have changed the risk categories for PNB.

The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2014
Total Risk-Based Capital (to risk-weighted assets)
PNB	$563,188	11.74%	$383,634	8.00%	$479,542	10.00%
Park	739,517	15.14%	390,822	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$485,943	10.13%	$191,817	4.00%	$287,725	6.00%
Park	654,339	13.39%	195,411	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$485,943	6.96%	$279,210	4.00%	$349,013	5.00%
Park	654,339	9.25%	282,992	4.00%	N/A	N/A

At December 31, 2013
Total Risk-Based Capital (to risk-weighted assets)
PNB	$545,144	11.78%	$370,198	8.00%	$462,747	10.00%
Park	754,605	15.91%	379,446	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$463,015	10.01%	$185,099	4.00%	$277,648	6.00%
Park	629,410	13.27%	189,723	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$463,015	7.10%	$261,025	4.00%	$326,281	5.00%
Park	629,410	9.48%	265,633	4.00%	N/A	N/A